SEGMENT INFORMATION (Details 1) - CLP ($) $ in Millions	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
ASSETS
Cash and deposits in banks	$ 964,030		$ 1,487,137		$ 477,809
Cash in the process of collection	157,017		145,769		62,095
Trading portfolio financial assets	415,061	[1]	632,557	[1]	17,765
Investments under agreements to resell	28,524		170,242		10,293
Derivative financial instruments	1,248,775		1,102,769		227,984
Loans and receivables from banks - Loans and receivables from customers , net	19,834,155		20,595,216		6,804,890
Financial investments available-for-sale	2,663,478		2,074,077		514,985
Held to maturity investments	202,030		226,433
Intangible assets (*)	1,562,654	[2]	1,614,475	[2]	51,809
Property, plant and equipment, net	130,579		121,043		33,970
Current income taxes	238,452		164,296		8,275
Deferred income taxes	140,685		110,765
Other assets	429,025		427,394		135,742
Non-current assets held for sale	18,308		37,164		1,785
ASSETS	28,032,773		28,909,337		8,361,332
LIABILITIES
Current accounts and demand deposits	4,141,667		4,453,191		981,349
Transaction in the course of payment	109,496		67,413		26,377
Obligations under repurchase agreements	420,920		373,879		43,727
Time deposits and saving accounts	10,065,243		11,581,710		3,952,573
Derivative financial instruments	1,095,154		907,334		253,183
Borrowings from financial institutions	2,196,130		2,179,870		658,600
Debt issued	5,950,038		5,460,253		1,504,335
Other financial obligations	17,066		25,563		20,733
Current income tax provision	624		1,886		543
Deferred income taxes	26,354		57,636		67
Provisions	117,889		100,048		75,924
Other liabilities	463,435		269,810		52,480
Liabilities directly associated with non-current assets held for sale			7,032
Total Liabilities	24,604,016		25,485,625		7,569,891
Chile [Member]
ASSETS
Cash and deposits in banks	609,279		816,190		477,809
Cash in the process of collection	155,950		142,553		62,095
Trading portfolio financial assets	25,652		64,707		17,765
Investments under agreements to resell	2,292		33,820		10,293
Derivative financial instruments	1,158,002		1,010,134		227,984
Loans and receivables from banks - Loans and receivables from customers , net	15,599,269		15,763,007		6,804,890
Financial investments available-for-sale	1,937,909		1,626,951		514,985
Held to maturity investments	95,652		94,269
Intangible assets (*)	1,378,942	[2]	1,403,454	[2]	51,809
Property, plant and equipment, net	82,481		81,798		33,970
Current income taxes	202,093		138,942		8,275
Deferred income taxes	125,917		87,399
Other assets	348,717		334,161		135,742
Non-current assets held for sale	18,308		37,164		1,785
ASSETS	21,755,231		21,657,889		8,361,332
LIABILITIES
Current accounts and demand deposits	2,399,159		2,331,735		981,349
Transaction in the course of payment	109,496		67,410		26,377
Obligations under repurchase agreements	44,264		5,470		43,727
Time deposits and saving accounts	7,868,572		8,889,741		3,952,573
Derivative financial instruments	1,036,024		854,431		253,183
Borrowings from financial institutions	1,545,143		1,640,136		658,600
Debt issued	5,484,562		4,874,653		1,504,335
Other financial obligations	16,255		23,298		20,733
Current income tax provision	624		475		543
Deferred income taxes	53		29		67
Provisions	61,038		43,600		75,924
Other liabilities	399,760		205,364		52,480
Liabilities directly associated with non-current assets held for sale			7,032
Total Liabilities	18,964,950		18,943,374		7,569,891
Colombia [Member]
ASSETS
Cash and deposits in banks	354,751		670,947
Cash in the process of collection	1,067		3,216
Trading portfolio financial assets	389,409		567,850
Investments under agreements to resell	26,232		136,422
Derivative financial instruments	90,773		92,635
Loans and receivables from banks - Loans and receivables from customers , net	4,234,886		4,832,209
Financial investments available-for-sale	725,569		447,126
Held to maturity investments	106,378		132,164
Intangible assets (*)	183,712	[2]	211,021	[2]
Property, plant and equipment, net	48,098		39,245
Current income taxes	36,359		25,354
Deferred income taxes			26
Other assets	80,308		93,233
Non-current assets held for sale
ASSETS	6,277,542		7,251,448
LIABILITIES
Current accounts and demand deposits	1,742,508		2,121,456
Transaction in the course of payment			3
Obligations under repurchase agreements	376,656		368,409
Time deposits and saving accounts	2,196,671		2,691,969
Derivative financial instruments	59,130		52,903
Borrowings from financial institutions	650,987		539,734
Debt issued	465,476		585,600
Other financial obligations	811		2,265
Current income tax provision			1,411
Deferred income taxes	26,301		57,607
Provisions	56,851		56,448
Other liabilities	63,675		64,446
Liabilities directly associated with non-current assets held for sale
Total Liabilities	$ 5,639,066		$ 6,542,251

[1]	This total includes as of December 31, 2016 MCh$29,472 (MCh$11,354 as of December 31, 2015 and MCh$1,712 as of 1 January 1, 2015), included in Note 5 "Cash and cash equivalents," which corresponds to those financial instruments with maturities that do not exceed three months from their dates of acquisition.
[2]	This includes goodwill generated in business combinations between Banco Itau Chile and Corpbanca totaling MCh$1,126,663(18) as of December 31, 2017 (MCh$1,145,308 in 2016).